Schedule of accrued expenses (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Salaries and allowance	$ 13,405	$ 16,351	$ 19,987
Insurance	4,942	7,138	8,150
Tax payable	2,126	0	11,040
Others	7,367	4,089	9,898
Total accrued expenses	$ 27,840	$ 27,578	$ 49,075